Trade Receivables and Other Assets	9 Months Ended
Sep. 30, 2021
Trade Receivables and Other Assets
Trade Receivables and Other Assets

7Trade Receivables and Other Assets

in EUR k	Sep 30, 2021	Dec 31, 2020
Non‑current
Other assets - Rental deposits	2,923	1,867
Other assets – Others	50	100
	2,973	1,967
Current
Trade receivables, net	10,993	25,656
Contract assets, net	2,914	3,543
Other assets	5,848	8,286
	19,755	37,485
Total non-current and current trade receivables and other assets	22,728	39,452

Other Non-Current Assets

The non-current portion of other assets mainly include cash deposits of EUR 2,250k used to secure a bank guarantee of EUR 3,000k relating to the leases of the Rostock headquarters building, cash deposits of EUR 192k, used to secure a bank guarantee of EUR 257k, relating to the leases of the Berlin office and EUR 285k for the leases of certain plant and machineries. It also includes the non-current part of the consideration receivable for the sale of LPC for EUR 50k (see note 6.2).

Trade Receivables and Contract Assets

Trade receivables are non-interest bearing and are generally due in 30 to 90 days. In general, portfolio-based expected credit loss allowances are recognized on trade receivables and contract assets.

in EUR k	Sep 30, 2021	Dec 31, 2020
Not past due	9,265	24,185
Past due 1-30 days	1,749	2,228
Past due 31-90 days	1,759	797
Past due more than 90 days	7,007	6,757
Total gross amount of trade receivables and contract assets	19,780	33,967

Expected credit loss rate
Not past due	1.3%	1.6%
Past due 1-30 days	7.0%	3.1%
Past due 31-90 days	11.5%	7.7%
Past due more than 90 days	79.5%	63.0%
Expected credit loss rate on total gross trade receivables and contract assets	29.7%	14.0%

Expected credit loss	5,873	4,768

The addition to the allowance for expected credit losses amounts to EUR 502k and EUR 1,177k for the three and nine months ended September 30, 2021, respectively, which was included in the impairment of financial assets in the profit and loss account (the three and nine months ended September 30, 2020: EUR 1,147k and EUR 2,821k).

Other Current Assets

The current assets include EUR 129k VAT receivables (December 31, 2020: EUR 226k), prepaid expenses of EUR 2,373k (December 31, 2020: EUR 4,431k), receivables related to exercised share-based payment grants of EUR 349k (December 31, 2020: EUR 1,253k receivables), receivables related to COVID-19 bank or credit card transactions of EUR 424 (December 31, 2020: EUR 1,076k), as well as receivables from grants of EUR 1,462k (December 31, 2020: EUR 442k).